INCOME TAX - Current and Deferred Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current tax expense	€ (26)	€ (14)	€ (32)
Deferred tax (expense) / benefit	(29)	31	14
Income tax (expense) / benefit	€ (55)	€ 17	€ (18)